Property and Equipment, Net - Depreciation and disposal (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 USD ($) item
Property and Equipment, Net
Depreciation and amortization	$ 8,137	$ 8,668	$ 24,376	$ 28,733	$ 36,634	$ 52,545
Number of assets disposed | item					2	3
Amount of assets disposed					$ 17,858	$ 132,281